CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF EQUITY
Cash dividend per common share	$ 6.59	$ 6.55	$ 6.51
Common stock issued under employee plans (in shares)	8,539,072	5,608,845	4,972,028
Purchases of treasury stock under employee plans (in shares)	3,027,994	2,286,912	2,363,966
Sales of treasury stock under employee plans (in shares)	2,512,300	2,093,243	2,934,907